Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		42 Months Ended	48 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Accounting Policies [Abstract]
Company retains percentage of retail sales fort content library			90.00%		90.00%
The Federal Deposit Insurance Corporation (FDIC) provide deposits coverage	$ 250,000		$ 250,000		$ 250,000		$ 250,000	$ 250,000
Net impairment of intangible assets					(761,831)	1,720,229	958,358	958,398
Expenses for marketing, promotions and advertising	$ 2,500	$ 0	$ 2,707	$ 0	$ 0	$ 43,414	$ 2,676,509	$ 2,680,509
Common stock equivalents from warrants and convertible notes payable	42,300,000	40,700,000	42,300,000	40,700,000	51,500,000	8,131,000